RESTRICTED INVESTMENTS AND BOND COLLATERAL - Cost Basis, Gross Unrealized Holding Gains and Fair Value of Available-for-Sale Securities (Detail) (Available-for-sale Securities [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost basis	$ 0	$ 175
Gross unrealized holding gains	0	16
Fair value	$ 0	$ 191